Consolidated Statements of Operations - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenues
Fee income and other	$ 410	$ 438	$ 741	$ 821
Earned premiums	31	24	35	42
Net investment income	498	534	816	924
Net realized capital losses	(20)	(242)	(74)	(275)
Amortization of deferred gains	0	26	53	59
Total revenues	919	780	1,571	1,571
Benefits, losses and expenses
Benefits, loss and loss adjustment expenses	285	375	626	760
Amortization of value of business acquired ("VOBA")	90	(43)	50	(25)
Insurance operating costs and other expenses	208	228	364	423
Other intangible asset amortization	3	3	6	5
Dividends to policyholders	2	1	60	5
Total benefits, losses and expenses	588	564	1,106	1,168
Income before income taxes	331	216	465	403
Provision for income taxes	51	30	66	44
Net income	$ 280	$ 186	$ 399	$ 359